Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,386,851.43

Principal:
Principal Collections	$30,595,194.66
Prepayments in Full	$20,539,615.13
Liquidation Proceeds	$382,120.73
Recoveries	$19,567.60
Sub Total	$51,536,498.12
Collections	$53,923,349.55

Purchase Amounts:
Purchase Amounts Related to Principal	$164,219.41
Purchase Amounts Related to Interest	$1,196.25
Sub Total	$165,415.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$54,088,765.21

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$54,088,765.21
Servicing Fee	$903,658.34	$903,658.34	$0.00	$0.00	$53,185,106.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$53,185,106.87
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$53,185,106.87
Interest - Class A-3 Notes	$302,010.04	$302,010.04	$0.00	$0.00	$52,883,096.83
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$52,740,370.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,740,370.16
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$52,677,736.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,677,736.49
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$52,606,132.49
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$52,606,132.49
Regular Principal Payment	$48,567,553.03	$48,567,553.03	$0.00	$0.00	$4,038,579.46
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$4,038,579.46
Residual Released to Depositor	$0.00	$4,038,579.46	$0.00	$0.00	$0.00

Total		$54,088,765.21

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$48,567,553.03
Total					$48,567,553.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$48,567,553.03	$70.78	$302,010.04	$0.44	$48,869,563.07	$71.22
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$48,567,553.03	$23.07	$578,974.38	$0.27	$49,146,527.41	$23.34

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$647,164,366.83	0.9432095	$598,596,813.80	0.8724248
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$969,244,366.83	0.4603065	$920,676,813.80	0.4372411

Pool Information
Weighted Average APR	2.615%	2.605%
Weighted Average Remaining Term	41.77	40.94
Number of Receivables Outstanding	49,164	47,832
Pool Balance	$1,084,390,012.00	$1,032,492,342.83
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,011,357,498.09	$962,789,945.06
Pool Factor	0.4810913	0.4580668

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$69,702,397.77
Targeted Overcollateralization Amount	$111,815,529.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$111,815,529.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		81	$216,519.24
(Recoveries)		28	$19,567.60
Net Loss for Current Collection Period			$196,951.64
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2179%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1627%
Second Prior Collection Period			0.1142%
Prior Collection Period			0.2567%
Current Collection Period			0.2233%
Four Month Average (Current and Prior Three Collection Periods)			0.1892%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,113	$4,362,949.02
(Cumulative Recoveries)			$762,887.05
Cumulative Net Loss for All Collection Periods			$3,600,061.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1597%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,064.81
Average Net Loss for Receivables that have experienced a Realized Loss			$1,703.77

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.74%	291	$7,589,537.91
61-90 Days Delinquent	0.09%	32	$922,298.06
91-120 Days Delinquent	0.03%	11	$289,338.23
Over 120 Days Delinquent	0.01%	7	$144,821.28
Total Delinquent Receivables	0.87%	341	$8,945,995.48

Repossession Inventory:
Repossessed in the Current Collection Period		16	$487,485.75
Total Repossessed Inventory		29	$887,901.29

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1012%
Prior Collection Period			0.1078%
Current Collection Period			0.1045%
Three Month Average			0.1045%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1314%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	December 2021
Payment Date	1/18/2022
Transaction Month	19

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	177	$5,038,333.03
2 Months Extended	151	$4,190,317.21
3+ Months Extended	14	$421,674.49

Total Receivables Extended	342	$9,650,324.73

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer